Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD	Dec. 31, 2020	Dec. 31, 2019
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	6.5277	6.9680
Average Rates	6.9001	6.9088
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	0.8153	0.8916
Average Rates	0.8772	0.8934
Yen into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	103.1589	108.6384
Average Rates	106.7408	109.0086